CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues:
Total revenues	$ 220,774	$ 200,287	$ 176,223
Cost of revenues:
Total cost of revenues	70,958	105,329	65,617
Gross profit	149,816	94,958	110,606
Operating expenses:
Research and development, net	46,072	41,199	34,661
Selling and marketing	51,217	51,535	49,335
General and administrative	14,177	11,778	10,251
Total operating expenses	111,466	104,512	94,247
Operating income (loss)	38,350	(9,554)	16,359
Financial income (expenses), net	(1,703)	(1,761)	228
Income (loss) before taxes on income	36,647	(11,315)	16,587
Taxes on income	(9,399)	15,292	(3,094)
Net income	$ 27,248	$ 3,977	$ 13,493
Earnings per share:
Income (loss) before taxes on income	$ 0.87	$ 0.14	$ 0.47
Diluted (in dollars per share)	$ 0.83	$ 0.13	$ 0.45
Weighted average number of shares used in computations of earnings per share:
Basic	31,440,093	29,251,888	28,928,060
Diluted	32,915,683	30,799,904	30,219,806
Product [Member]
Revenues:
Revenue from Contract with Customer, Including Assessed Tax	$ 145,332	$ 135,646	$ 119,887
Cost of revenues:
Cost of Goods and Services Sold	54,384	59,022	51,878
Service [Member]
Revenues:
Revenue from Contract with Customer, Including Assessed Tax	75,442	64,641	56,336
Cost of revenues:
Cost of Goods and Services Sold	$ 16,574	14,129	$ 13,739
Expenses related to royalty buyout agreement with the Israel National Authority for Technology and Innovation (Note11b)
Cost of revenues:
Cost of Goods and Services Sold		$ 32,178